aomt-abs15g_012822

Exhibit 99.29

Seller	Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose
xxxx	2022011129	Closed	xxxx	xxxx	Resolved	1 - Information	Credit	Eligibility	Missing Property Tax Cert	Resolved-Client provided updated Tax information. Finding resolved. - Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. - Seller- xxxx
										Open-Missing updated property tax certificate, current one in file shows a monthly amount of xxxx , Final Closing Disclosure states the property tax is xxxx a month. - Due Diligence Vendor- xxxx	xxxx	xxxx	xxxx taxes.pdf			GA	Primary Residence	Purchase	NA
xxxx	2022011142	Closed	xxxx	xxxx	Resolved	1 - Information	Credit	Income/Employment	Income 3 Income Trend is Decreasing	Resolved-Borrower qualified with xxxx 1099 Only (reduced documentation option), not the bank statement program as identified on the approval sheet. Lender adhered to GLs regarding income calculation. Per GLs, no LOE required for fluctuations in income. This finding is resolved. - Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. - Seller- xxxx
Counter-Client provided copy of income worksheet in file. UW comment regarding 51% decline in income from '19 yo '20 and 43% decline from '20 to '21. - Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. - Seller- xxxx
Open-Income 3 Income Trend is Decreasing - Due Diligence Vendor- xxxx
										Open-Income 3 Income Trend is Decreasing Income Work Sheet justification required for the unstable decline in income on page 46 Cr - Due Diligence Vendor- xxxx	xxxx	xxxx	INCOME WORKSHEET(22).pdf email.pdf			CA	Primary Residence	Purchase	NA
xxxx	2022011142	Closed	xxxx	xxxx	Resolved	1 - Information	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Exception letter in file. Finding resolved. - Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. - Seller- xxxx
										Open-Housing History Does Not Meet Guideline Requirements Verification of rent is missing from the file. - Due Diligence Vendor- xxxx	xxxx	xxxx	Exception xxxx.pdf			CA	Primary Residence	Purchase	NA
xxxx	2022011127	Closed	xxxx	xxxx	Resolved	1 - Information	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-null - Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. - Seller- xxxx
										Open-All Interested Parties Not Checked with Exclusionary Lists All Interested Parties Not Checked with Exclusionary Lists. Drive report was unable to verify appraiser. - Due Diligence Vendor- xxxx	xxxx	xxxx	DRIVE Report.pdf			CA	Investment	Refinance	Rate and Term
xxxx	2022011137	Closed	xxxx	xxxx	Resolved	1 - Information	Credit	Doc Issue	Transmittal (1008) is Missing	Resolved-received corrected 1008, resolved the finding - Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. updated 1008 -our figure xxxx - Seller- xxxx
										Open-1008 listed in the credti file is showing a a payment amount of 688xxxx40, when entering all of the data in the file, it comes out to xxxx. Subject property entered, primary entered , rental properties entered and all of the credit liabilites entered. - Due Diligence Vendor- xxxx	xxxx	xxxx	LOPrint(47).pdf			CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
xxxx	2022011137	Closed	xxxx	xxxx	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Client provided policy effective dates. Policy initial effective date xxxx. Finding resolved. - Due Diligence Vendor- xxxx
Resolved-Hazard Insurance Effective Date of 10-05-2020 is prior to or equal to the Note Date of xxxx Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. This is a renewal policy -see attached xxxx - Seller- xxxx
										Open-Hazard Insurance Effective Date of xxxx is after the Note Date of xxxx Hazard Insurance effective date per page number 123 states policy started on xxxx however the policy effective date is xxxx to xxxx - Due Diligence Vendor- xxxx	xxxx	xxxx	MISC(232).pdf			CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
xxxx	2022011123	Closed	xxxx	xxxx	Resolved	1 - Information	Credit	Credit	DTI discrepancy or failure.	Resolved-Client provided corrected 1003/1008. Finding resolved. - Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. - Seller- xxxx
Counter-1003/1008 has a total liability amount of $xxxx, but the xxxx)and xxxx 3963 ($75) were paid off between the initial and gap credit reports. This puts the gap report for a total of $xxxx.39. Please provide corrected 1003 and 1008. - Due Diligence Vendor- xxxx
Counter-1003/1008 has a total liability amount of $xxxx, but the xxxx 4532 ($442)and xxxx 3963 ($75) were paid off between the initial and gap credit reports. This puts the gap report for a total of $xxxx.39. - Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. - Seller- xxxx
Open-1008 states the total monthly payments comes out to $xxxx with the DTI being xxxx%
Credit Liabilities from credit report 9/3 add up to xxxx,840.39 a month with PITIA $xxxx = $788xxxx4.88 causing the DTI to be xxxx%
										1003 shows credit liabilities as $xxxx.39. - Due Diligence Vendor- xxxx	xxxx	xxxx	xxxx 6.20 and 7.20.pdf xxxx auto loan payments.pdf xxxx and Caliber Home Loan.pdf UW Cert xxxx.pdf LOPrint(58).pdf			CA	Primary Residence	Refinance	Cash Out - Other
xxxx	2022011139	Closed	xxxx	xxxx	Resolved	1 - Information	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Client provided Tolerance Cure in the amount of xxxx , updated PCCD and mailing label. Finding resolved. - Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. - Seller- xxxx
Open-Recording fees increased from xxxx to xxxx
- Due Diligence Vendor- xxxx
Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ( xxxx ) exceed the comparable charges ( xxxx ) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)).
The increase/addition to the following fee(s) was not accepted because a valid reason was not provided:
xxxx Recording Fee xxxx ). A cost to cure in the amount of xxxx is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
- Due Diligence Vendor- xxxx
										Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ( xxxx ) exceed the comparable charges ( xxxx ) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor- xxxx	xxxx	xxxx	doc09140220210927180655.pdf			TX	Primary Residence	Purchase	NA
xxxx	2022011136	Closed	xxxx	xxxx	Resolved	1 - Information	Credit	Assets	Asset 2 Expired	Resolved-Client provided updated 1003. Finding resolved. - Due Diligence Vendor- xxxx
Ready for Review-Client provided updated 1003 removing asset. - Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. Retirement acct for Robert (PA St Emp) removed -not needed. updated 1003/1008 - Seller- xxxx
										Open-Asset 2 Expired - Due Diligence Vendor- xxxx	xxxx	xxxx	LOPrint(50).pdf			PA	Primary Residence	Purchase	NA
xxxx	2022011136	Closed	xxxx	xxxx	Resolved	1 - Information	Credit	Assets	Large Deposit Not Verified.	Resolved-Client provided sourcing for large deposit. Finding resolved. - Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. Sale of home xxxx - Seller- xxxx
Open-**Deposit in xxxx, $xxxx.01 is missing source and verification** - Due Diligence Vendor- xxxx
										Open-Deposit $xxxx is missing source and verification. - Due Diligence Vendor- xxxx	xxxx	xxxx	BANK STATEMENTS - BORROWER(47).pdf Fund to seller.pdf			PA	Primary Residence	Purchase	NA
xxxx	2022011136	Closed	xxxx	xxxx	Resolved	1 - Information	Credit	Credit	DTI discrepancy or failure.	Resolved-Client provided corrected 1003. Finding resolved. - Due Diligence Vendor- xxxx
Counter-Uploaded 1003 still reflects xxxx Payment as $616 - Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. Updated 1003/1008 -(corrected pymt to xxxx $498) - Seller- xxxx
										Open-1008 and 1003 are calculating the credit liability for the xxxx Credit 60001 as $xxxx a month. That is the for xxxx, the xxxx payment is listed as $xxxx on the credit report. This is causing the DTI to not match. - Due Diligence Vendor- xxxx	xxxx	xxxx	MISC(236).pdf			PA	Primary Residence	Purchase	NA
xxxx	2022011143	Closed	xxxx	xxxx	Resolved	1 - Information	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Client provided corrected DRIVE Report. Finding rescinded. - Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. - Seller- xxxx
										Open-All Interested Parties Not Checked with Exclusionary Lists No ofac report on the drive report page 426-CR for xxxx (appraiser) As well as no ofac screen for the appraiser company Absolute Value Management. - Due Diligence Vendor- xxxx	xxxx	xxxx	DATA VERIFY_FRAUD GUARD.pdf			MA	Primary Residence	Purchase	NA
xxxx	2022011145	Closed	xxxx	xxxx	Resolved	1 - Information	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Resolved-Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable - Due Diligence Vendor- xxxx
										Open-Primary Value Subject Property Appraisal is not on an As-Is Basis Appraised subject to INSTALL HANDRAILS TO THE STAIRCASE SET IN THE BACKYARD (8 STEPS) - Due Diligence Vendor- xxxx	xxxx	xxxx				CA	Primary Residence	Purchase	NA
xxxx	2022011128	Closed	xxxx	xxxx	Resolved	Data Edit	Data Edit	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-Hazard Insurance Coverage Amount of $xxxx is equal to or greater than Required Coverage Amount of $xxxx or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'Yes') - Due Diligence Vendor- xxxx
										Open-Replacement cost new is $xxxx,200 . $xxxx less site value of $xxxx - Due Diligence Vendor- xxxx	xxxx	xxxx				FL	Investment	Refinance	Cash Out - Other
xxxx	2022011128	Closed	xxxx	xxxx	Resolved	1 - Information	Property	Appraisal	The appraiser was not licensed (Primary Value)	Resolved-Client provided updated Appraiser Licensing information. Finding resolved. - Due Diligence Vendor- xxxx
Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. - Seller- xxxx
										Open-Appraiser had Errors & Omissions insurance coverage on the date of the appraisal See Page 214 CR - Due Diligence Vendor- xxxx	xxxx	xxxx	appraisal license.pdf			FL	Investment	Refinance	Cash Out - Other
xxxx	2022011126	Closed	xxxx	xxxx	Resolved	1 - Information	Credit	Assets	Asset 2 Expired	xxxx	xxxx	xxxx	LOAN CONDITIONS(33).pdf MISC(245).pdf			CA	Primary Residence	Refinance	Cash Out - Other
xxxx	2022011124	Closed	xxxx	xxxx	Resolved	1 - Information	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Client provided updated DRIVE Report to include missing parties.. Finding resolved.
- Due Diligence Vendor- xxxx
Ready for Review-Document Uploaded. - Seller- xxxx
										Open-All Interested Parties Not Checked with Exclusionary Lists Appraiser xxxx was not screened for OFAC. Drive report is on page. 357 of the Credit documents. Page. 365-367 has the list of parties screened. - Due Diligence Vendor- xxxx	xxxx	xxxx	DATA VERIFY_FRAUD GUARD(8).pdf			GA	Primary Residence	Purchase	NA
xxxx	2022011124	Closed	xxxx	xxxx	Resolved	1 - Information	Compliance	Disclosure	ARM Disclosure Not Provided Within 3 Days of Application Date	xxxx	xxxx	xxxx	DISCLOSURES(346).pdf CHANGE OF CIRCUMSTANCE(3).pdf Initial LE fixed rate.pdf			GA	Primary Residence	Purchase	NA